Income Taxes (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Current taxes on profit for the year	$ 30,515	$ 34,940
Changes in estimates related to prior years	48	(77)
Total current tax expense (income) and adjustments for current tax of prior periods	30,563	34,863
Origination and reversal of temporary differences	3,216	5,194
Changes in estimates related to prior years	(728)	165
Effect of changes in tax rates	299	(1,576)
Deferred tax expense (income)	2,787	3,783
Total tax expense	$ 33,350	$ 38,646